Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Black-Scholes Option-Pricing Model [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Estimated Fair Value Of Options

	$1.52 Grant		$1.92 Grant
	March 2, 2015		March 2, 2015
Volatility	53.10%		78.60%
Expected forfeitures	0.00%		0.00%
Expected term	15	days	3.00	years
Risk free interest rate	0.02%		1.06%

Monte Carlo Option-Pricing Model [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Estimated Fair Value Of Options

	Grant Date March 2, 2015
Volatility	75.5%
Expected forfeitures	0.00%
Weighted average price	$9.945
Expected term	3.00	years
Risk free interest rate	1.06%